Financial Risk Factors and Risk Management - Details on Hedging Instruments in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest Rate Swaps for EUR | 2027
Financial Risk Factors and Risk Management
Nominal amount	€ 1,000	€ 1,000
Average variable interest rate	4.535%	4.324%
Interest Rate Swaps for EUR | 2028
Financial Risk Factors and Risk Management
Nominal amount	€ 1,000	€ 1,000
Average variable interest rate	3.827%	3.679%
Interest Rate Swaps for EUR | 2029
Financial Risk Factors and Risk Management
Nominal amount	€ 800	€ 800
Average variable interest rate	3.056%	2.924%
Interest Rate Swaps for EUR | 2030
Financial Risk Factors and Risk Management
Nominal amount	€ 500	€ 500
Average variable interest rate	3.746%	3.63%
Interest Rate Swaps for EUR | 2031
Financial Risk Factors and Risk Management
Nominal amount	€ 1,250	€ 1,250
Average variable interest rate	3.912%	3.817%
Interest Rate Swaps for USD | 2024
Financial Risk Factors and Risk Management
Nominal amount		€ 90
Average variable interest rate		5.695%